LVIP Global Income Fund
Schedule of Investments
September 30, 2021 (unaudited)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS–1.61%
Belgium–0.06%
μAgeas 1.88% 11/24/51	EUR	400,000	$ 467,766
			467,766
Canada–0.41%
Bank of Nova Scotia 0.50% 4/30/24	EUR	900,000	1,061,003
Royal Bank of Canada 0.25% 5/2/24	EUR	950,000	1,112,581
Toronto-Dominion Bank 0.38% 4/25/24	EUR	900,000	1,056,711
			3,230,295
France–0.28%
Air Liquide Finance 1.00% 4/2/25	EUR	900,000	1,084,528
BPCE 0.63% 4/28/25	EUR	900,000	1,066,478
			2,151,006
Germany–0.32%
Kreditanstalt fuer Wiederaufbau 2.60% 6/20/37	JPY	200,000,000	2,473,361
			2,473,361
Italy–0.07%
μAssicurazioni Generali 5.00% 6/8/48	EUR	400,000	562,768
			562,768
Mexico–0.05%
Petroleos Mexicanos
6.88% 10/16/25		40,000	43,800
6.88% 8/4/26		360,000	391,536
			435,336
South Africa–0.00%
@K2016470219 South Africa PIK 3.00% 12/31/22		103,694	104
			104
Switzerland–0.28%
μArgentum Netherlands for Zurich Insurance 3.50% 10/1/46	EUR	800,000	1,054,803
UBS 0.01% 3/31/26	EUR	950,000	1,097,253
			2,152,056
United States–0.14%
Delta Air Lines 4.50% 10/20/25		1,000,000	1,070,000
Sanchez Energy 7.75% 6/15/21		150,000	4,500
			1,074,500
Total Corporate Bonds (Cost $13,055,610)			12,547,192
LOAN AGREEMENTS–0.03%
•Fieldwood Energy 7.50% (PRIME + 4.25%) 4/11/22		205,791	205,791
		Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Onsite Rental Group Pty 6.10% (LIBOR06M + 6.10%) 10/26/23		121,112	$ 67,823
•SCIH Salt Holdings 4.75% (LIBOR03M + 4.00%) 3/16/27		7,029	7,032
•Univision Communications 4.00% (LIBOR01M + 3.25%) 3/15/26		27	27
Total Loan Agreements (Cost $333,276)			280,673
ΔSOVEREIGN BONDS–51.65%
Australia–2.05%
Australia Government Bonds
0.50% 9/21/26	AUD	7,850,000	5,596,997
3.00% 3/21/47	AUD	3,600,000	2,930,361
3.25% 4/21/25	AUD	6,000,000	4,766,192
4.75% 4/21/27	AUD	3,100,000	2,711,255
			16,004,805
Austria–1.01%
Republic of Austria Government Bond
1.50% 2/20/47	EUR	1,000,000	1,411,961
6.25% 7/15/27	EUR	4,000,000	6,443,966
			7,855,927
Belgium–1.19%
Kingdom of Belgium Government Bond
0.01% 10/22/31	EUR	4,300,000	4,918,773
0.10% 6/22/30	EUR	900,000	1,054,748
0.40% 6/22/40	EUR	2,500,000	2,778,007
1.70% 6/22/50	EUR	350,000	487,350
			9,238,878
Canada–0.46%
Canadian Government Bond
1.00% 6/1/27	CAD	3,650,000	2,858,389
3.50% 12/1/45	CAD	700,000	718,569
			3,576,958
Chile–0.05%
Chile Government International Bond 3.50% 1/25/50		400,000	399,400
			399,400
Denmark–0.12%
Denmark Government Bond 0.50% 11/15/29	DKK	5,600,000	913,288
			913,288
Finland–0.97%
Finland Government Bond 0.50% 9/15/27	EUR	6,200,000	7,556,011
			7,556,011
France–3.63%
French Republic Government Bond O.A.T.
0.50% 6/25/44	EUR	2,600,000	2,872,557
1.25% 5/25/36	EUR	3,000,000	3,875,466
LVIP Global Income Fund–1

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
France (continued)
French Republic Government Bond O.A.T. (continued)
1.25% 5/25/36	EUR	2,250,000	$ 2,906,599
1.50% 5/25/31	EUR	14,130,000	18,593,135
			28,247,757
Germany–3.64%
Bundesobligation 0.01% 4/5/24	EUR	3,900,000	4,599,197
Bundesrepublik Deutschland Bundesanleihe
0.01% 8/15/31	EUR	1,350,000	1,593,913
0.01% 8/15/50	EUR	900,000	961,065
2.50% 7/4/44	EUR	3,500,000	6,210,610
4.00% 1/4/37	EUR	6,400,000	11,986,805
4.25% 7/4/39	EUR	1,500,000	3,039,956
			28,391,546
Ireland–0.16%
Ireland Government Bond 0.01% 10/18/31	EUR	1,100,000	1,250,195
			1,250,195
Israel–0.11%
Israel Government Bond - Fixed 2.25% 9/28/28	ILS	2,550,000	860,401
			860,401
Italy–8.44%
Italy Buoni Poliennali Del Tesoro
0.01% 1/15/24	EUR	7,450,000	8,690,408
0.60% 8/1/31	EUR	5,000,000	5,651,120
0.95% 3/1/23	EUR	10,150,000	11,986,941
1.45% 5/15/25	EUR	5,500,000	6,730,510
1.80% 3/1/41	EUR	2,950,000	3,566,256
2.00% 2/1/28	EUR	10,000,000	12,766,290
2.45% 9/1/50	EUR	400,000	531,432
2.95% 9/1/38	EUR	8,500,000	12,159,621
4.75% 9/1/44	EUR	2,000,000	3,697,221
			65,779,799
Japan–15.17%
Japan Government 10 yr Bonds
0.10% 6/20/26	JPY	1,510,000,000	13,684,498
0.10% 3/20/28	JPY	1,081,900,000	9,817,639
0.60% 6/20/24	JPY	906,800,000	8,306,107
Japan Government 2 yr Bonds 0.10% 9/1/22	JPY	740,000,000	6,661,961
Japan Government 20 yr Bonds
0.20% 6/20/36	JPY	1,550,000,000	13,799,659
0.60% 12/20/37	JPY	1,333,250,000	12,514,545
1.50% 3/20/34	JPY	1,035,000,000	10,816,933
1.60% 6/20/30	JPY	300,000,000	3,067,820
1.90% 6/20/25	JPY	456,000,000	4,401,724
Japan Government 30 yr Bonds
0.30% 6/20/46	JPY	1,865,000,000	15,754,847
0.60% 9/20/50	JPY	663,900,000	5,868,830
1.70% 9/20/44	JPY	1,200,000,000	13,506,698
			118,201,261
Malaysia–0.70%
Malaysia Government Bonds
3.76% 5/22/40	MYR	2,000,000	456,496
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Malaysia (continued)
Malaysia Government Bonds (continued)
3.90% 11/30/26	MYR	6,000,000	$ 1,498,603
3.90% 11/16/27	MYR	2,750,000	682,551
4.18% 7/15/24	MYR	6,000,000	1,495,479
4.25% 5/31/35	MYR	5,250,000	1,299,978
			5,433,107
Mexico–3.20%
Mexican Bonos
7.50% 6/3/27	MXN	107,500,000	5,290,709
7.75% 5/29/31	MXN	67,450,000	3,350,133
7.75% 11/23/34	MXN	122,900,000	6,067,508
8.00% 11/7/47	MXN	200,000,000	9,755,202
Mexico Government International Bond 2.25% 8/12/36	EUR	400,000	455,232
			24,918,784
Netherlands–3.17%
Netherlands Government Bond
0.25% 7/15/29	EUR	11,850,000	14,249,342
0.50% 1/15/40	EUR	3,500,000	4,271,110
2.75% 1/15/47	EUR	3,300,000	6,149,221
			24,669,673
Norway–0.06%
Norway Government Bond 1.25% 9/17/31	NOK	3,950,000	437,576
			437,576
Panama–0.06%
Panama Government International Bond 4.50% 4/16/50		400,000	435,284
			435,284
Peru–0.06%
Peruvian Government International Bond 3.55% 3/10/51		450,000	446,755
			446,755
Philippines–0.05%
Philippine Government International Bond 2.65% 12/10/45		450,000	410,734
			410,734
Poland–0.13%
Republic of Poland Government Bond 2.50% 7/25/26	PLN	3,950,000	1,043,799
			1,043,799
Portugal–0.08%
Portugal Obrigacoes do Tesouro OT 1.00% 4/12/52	EUR	550,000	589,065
			589,065

LVIP Global Income Fund–2

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Romania–0.11%
Romanian Government International Bond 3.62% 5/26/30	EUR	650,000	$ 847,073
			847,073
Russia–0.28%
Russian Federal Bond - OFZ 6.90% 5/23/29	RUB	162,300,000	2,197,222
			2,197,222
Singapore–2.57%
Singapore Government Bonds
2.38% 6/1/25	SGD	7,700,000	5,999,853
2.88% 7/1/29	SGD	1,000,000	814,553
2.88% 9/1/30	SGD	16,100,000	13,177,147
			19,991,553
Spain–1.35%
Spain Government Bond
0.01% 5/31/24	EUR	3,700,000	4,338,183
0.10% 4/30/31	EUR	2,450,000	2,761,332
0.50% 10/31/31	EUR	900,000	1,046,795
1.00% 10/31/50	EUR	600,000	638,083
2.90% 10/31/46	EUR	1,100,000	1,744,339
			10,528,732
Sweden–0.07%
Sweden Government Bond 0.75% 11/12/29	SEK	4,550,000	538,558
			538,558
United Kingdom–2.76%
United Kingdom Gilt
0.13% 1/31/24	GBP	2,300,000	3,077,475
0.38% 10/22/30	GBP	1,200,000	1,533,883
1.25% 10/22/41	GBP	2,700,000	3,556,947
1.25% 7/31/51	GBP	2,100,000	2,722,539
4.25% 12/7/27	GBP	4,250,000	6,955,631
4.50% 9/7/34	GBP	1,954,632	3,683,030
			21,529,505
Total Sovereign Bonds (Cost $395,448,453)			402,293,646
SUPRANATIONAL BANKS–3.60%
Asian Development Bank 2.35% 6/21/27	JPY	1,200,000,000	12,314,839
European Investment Bank
0.01% 1/14/31	EUR	1,400,000	1,622,400
2.15% 1/18/27	JPY	1,400,000,000	14,099,531
Total Supranational Banks (Cost $27,266,655)			28,036,770
U.S. TREASURY OBLIGATIONS–40.36%
U.S. Treasury Bonds
1.13% 8/15/40		6,300,000	5,421,445
1.38% 8/15/50		9,000,000	7,594,453
2.25% 5/15/41		10,500,000	10,918,359
2.50% 2/15/46		7,900,000	8,543,727
3.13% 8/15/44		3,650,000	4,368,166
3.63% 8/15/43		8,000,000	10,268,437
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
4.50% 5/15/38	7,300,000	$ 10,143,293
5.38% 2/15/31	14,500,000	19,518,359
U.S. Treasury Notes
0.13% 8/31/22	26,400,000	26,406,188
0.13% 8/15/23	32,000,000	31,920,000
0.13% 2/15/24	1,550,000	1,541,100
0.88% 11/15/30	2,500,000	2,372,461
1.13% 2/28/25	7,570,000	7,696,265
1.25% 8/15/31	1,600,000	1,561,250
1.38% 2/15/23	12,500,000	12,707,031
1.38% 6/30/23	3,400,000	3,468,000
1.50% 2/28/23	1,600,000	1,630,125
1.50% 11/30/24	950,000	977,795
1.63% 8/15/22	19,309,000	19,568,465
1.63% 11/15/22	4,300,000	4,372,562
1.63% 4/30/23	4,200,000	4,294,008
1.63% 5/31/23	1,700,000	1,739,645
1.63% 2/15/26	18,000,000	18,572,344
1.88% 1/31/22	7,000,000	7,042,388
2.00% 2/15/25	930,000	972,758
2.00% 8/15/25	19,500,000	20,418,633
2.13% 7/31/24	1,500,000	1,569,375
2.13% 5/15/25	1,100,000	1,156,031
2.50% 5/15/24	18,500,000	19,497,266
2.63% 2/28/23	1,500,000	1,551,855
2.75% 5/31/23	3,200,000	3,334,375
2.75% 2/28/25	15,900,000	17,040,328
2.75% 2/15/28	16,000,000	17,504,375
2.88% 10/31/23	4,100,000	4,318,133
2.88% 11/30/23	3,900,000	4,114,043
2.88% 5/31/25	250,000	269,600
Total U.S. Treasury Obligations (Cost $306,324,823)		314,392,638
AGENCY OBLIGATION–0.21%
European Financial Stability Facility 0.01% 1/20/31	1,400,000	1,621,557
Total Agency Obligation (Cost $1,682,129)		1,621,557

	Number of Shares
COMMON STOCK–0.02%
=†Appvion	5,591	136,305
=†Holdco Class A	1,232,692	0
=†K2016470219 South Africa	7,273	0
=†Remington Outdoor	1,694	0
Total Common Stock (Cost $57,305)		136,305
MONEY MARKET FUND–0.94%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	7,275,526	7,275,526
Total Money Market Fund (Cost $7,275,526)		7,275,526

LVIP Global Income Fund–3

LVIP Global Income Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–98.42% (Cost $751,443,777)	$766,584,307
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.58%	12,327,263
NET ASSETS APPLICABLE TO 69,941,992 SHARES OUTSTANDING –100.00%	$778,911,570

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
† Non-income producing.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2021:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	AUD	(7,438,000)	USD	5,487,652	10/29/21	$109,662	$—
SSB	EUR	(48,862,000)	USD	57,828,400	10/29/21	1,197,296	—
SSB	EUR	1,275,500	USD	(1,500,453)	10/29/21	—	(22,147)
SSB	GBP	9,436,000	USD	(13,038,825)	10/29/21	—	(324,267)
SSB	JPY	(6,216,433,000)	USD	56,565,788	10/29/21	699,166	—
SSB	MXN	(342,652,000)	USD	16,911,146	10/29/21	384,344	—
SSB	MXN	4,780,000	USD	(235,821)	10/29/21	—	(5,272)
SSB	NOK	100,009,000	USD	(11,312,532)	10/29/21	125,324	—
SSB	PLN	44,127,000	USD	(11,360,494)	10/29/21	—	(266,182)
SSB	SGD	(26,462,500)	USD	19,464,791	10/29/21	—	(23,345)
SSB	SGD	303,000	USD	(223,273)	10/29/21	—	(130)
Total Foreign Currency Exchange Contracts						$2,515,792	$(641,343)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
29	Euro-BOBL	$4,532,589	$4,539,042	12/8/21	$—	$(6,453)
7	Euro-Bund	1,376,977	1,393,041	12/8/21	—	(16,064)
77	U.S. Treasury 10 yr Notes	10,133,922	10,202,656	12/21/21	—	(68,734)
8	U.S. Treasury 5 yr Notes	981,938	981,764	12/31/21	174	—
Total Futures Contracts					$174	$(91,251)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

LVIP Global Income Fund–4

LVIP Global Income Fund
Schedule of Investments (continued)
Summary of Abbreviations:
AUD–Australian Dollar
BOBL–Bundesobligationen
CAD–Canadian Dollar
DKK–Danish Krone
EUR–Euro
GBP–British Pound Sterling
ILS–Israeli Shekel
JPY–Japanese Yen
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
PIK–Payment-in-kind
PLN–Polish Zloty
PRIME–Federal Reserve Prime Lending Rate
RUB–Russian Rouble
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP Global Income Fund–5

LVIP Global Income Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Global Income Fund–6

LVIP Global Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Obligation	$—	$1,621,557	$—	$1,621,557
Corporate Bonds	—	12,547,192	—	12,547,192
Loan Agreements	—	280,673	—	280,673
Sovereign Bonds	—	402,293,646	—	402,293,646
Supranational Banks	—	28,036,770	—	28,036,770
U.S. Treasury Obligations	—	314,392,638	—	314,392,638
Common Stock	—	—	136,305	136,305
Money Market Fund	7,275,526	—	—	7,275,526
Total Investments	$7,275,526	$759,172,476	$136,305	$766,584,307
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$2,515,792	$—	$2,515,792
Futures Contract	$174	$—	$—	$174
Liabilities:
Foreign Currency Exchange Contracts	$—	$(641,343)	$—	$(641,343)
Futures Contracts	$(91,251)	$—	$—	$(91,251)
During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.
LVIP Global Income Fund–7